Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

Collection Period Start	1-Mar-21	Distribution Date	15-Apr-21
Collection Period End	31-Mar-21	30/360 Days	30
Beg. of Interest Period	15-Mar-21	Actual/360 Days	31
End of Interest Period	15-Apr-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,024,096.62	713,340,435.66	645,930,203.25	0.4288977
Total Securities		1,506,024,096.62	713,340,435.66	645,930,203.25	0.4288977
Class A-1 Notes	2.282220%	169,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.270000%	285,450,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.376000%	233,550,000.00	0.00	0.00	0.0000000
Class A-3 Notes	2.270000%	456,000,000.00	351,316,339.04	283,906,106.63	0.6226011
Class A-4 Notes	2.290000%	106,000,000.00	106,000,000.00	106,000,000.00	1.0000000
Certificates	0.000000%	256,024,096.62	256,024,096.62	256,024,096.62	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	67,410,232.41	664,573.41	147.8294570	1.4573978
Class A-4 Notes	0.00	202,283.33	0.0000000	1.9083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	67,410,232.41	866,856.74

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					11,421,316.19
Monthly Interest					5,382,343.82

Total Monthly Payments					16,803,660.01
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					265,373.86
Aggregate Sales Proceeds Advance					14,187,074.50

Total Advances					14,452,448.36
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					75,141,954.35
Excess Wear and Tear and Excess Mileage					354,606.84
Remaining Payoffs					0.00
Net Insurance Proceeds					1,094,842.42
Residual Value Surplus					10,665,075.14

Total Collections					118,512,587.12

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		24,533,625.98			1,300
Involuntary Repossession		457,529.00			26
Voluntary Repossession		162,217.00			10
Full Termination		28,056,358.00			1,527
Bankruptcty		55,593.00			3
Insurance Payoff			1,080,325.93		55
Customer Payoff				411,440.66	22
Grounding Dealer Payoff				26,732,525.21	1,499
Dealer Purchase				3,919,610.98	186

Total		53,265,322.98	1,080,325.93	31,063,576.85	4,628

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	42,868	886,359,614.15	7.00000%	713,340,435.66
Total Depreciation Received		(13,561,598.78)		(11,085,388.16)
Principal Amount of Gross Losses	(90)	(1,717,906.19)		(1,394,932.68)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(650)	(12,886,971.08)		(10,259,865.05)
Scheduled Terminations	(3,049)	(54,758,487.65)		(44,670,046.52)

Pool Balance - End of Period	39,079	803,434,650.45		645,930,203.25
Remaining Pool Balance
Lease Payment				113,125,123.62
Residual Value				532,805,079.63

Total				645,930,203.25

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	118,512,587.12
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	118,512,587.12
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	1,428,268.38
3. Reimbursement of Sales Proceeds Advance	26,389,719.40
4. Servicing Fee:
Servicing Fee Due	594,450.36
Servicing Fee Paid	594,450.36
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	28,412,438.14
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	664,573.41
Class A-3 Notes Monthly Interest Paid	664,573.41
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	202,283.33
Class A-4 Notes Monthly Interest Paid	202,283.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	866,856.74
Total Note and Certificate Monthly Interest Paid	866,856.74
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	89,233,292.24
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	67,410,232.41
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	67,410,232.41
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	21,823,059.83

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,120.48
Required Reserve Account Amount			7,530,120.48
Beginning Reserve Account Balance			7,530,120.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,120.48
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			21,823,059.83
Gross Reserve Account Balance			29,353,180.31
Remaining Available Collections Released to Seller			21,823,059.83
Total Ending Reserve Account Balance			7,530,120.48

V. POOL STATISTICS

Weighted Average Remaining Maturity			8.07
Monthly Prepayment Speed			60%
Lifetime Prepayment Speed			63%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,035,213.74
Securitization Value of Defaulted Receivables and Casualty Receivables		1,394,932.68	90
Aggregate Defaulted and Casualty Gain (Loss)		640,281.06
Pool Balance at Beginning of Collection Period		713,340,435.66
Net Loss Ratio
Current Collection Period		0.0898%
Preceding Collection Period		0.0032%
Second Preceding Collection Period		0.0264%
Third Preceding Collection Period		0.0321%
Cumulative Net Losses for all Periods		0.0093%	140,058.52

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.37%	2,626,552.61	171
61-90 Days Delinquent	0.10%	737,823.59	52
91-120 Days Delinquent	0.04%	264,963.23	18
More than 120 Days	0.01%	53,428.45	3

Total Delinquent Receivables:	0.51%	3,682,767.88	244

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.15%	0.17%
Preceding Collection Period		0.21%	0.24%
Second Preceding Collection Period		0.28%	0.31%
Third Preceding Collection Period		0.23%	0.25%
60 Day Delinquent Receivables		1,056,215.27
Delinquency Percentage		0.15%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		52,589,983.98	2,827
Securitization Value		41,994,378.39	2,827

Aggregate Residual Value Surplus (Loss)		10,595,605.59

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		314,451,813.46	18,775
Cumulative Securitization Value		271,300,091.86	18,775

Cumulative Residual Value Surplus (Loss)		43,151,721.60

Book Amount of Extensions		647,777.11
Number of Extensions		31

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			31,036,299.29
Reimbursement of Outstanding Advance			26,389,719.40
Additional Advances for current period			14,187,074.50

Ending Balance of Residual Advance			18,833,654.39

Beginning Balance of Payment Advance			2,227,521.81
Reimbursement of Outstanding Payment Advance			1,428,268.38
Additional Payment Advances for current period			265,373.86

Ending Balance of Payment Advance			1,064,627.29

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO